Other disclosures - Risk Management and Principal Risks - Gross exposure and impairment allowance for loan commitment and financial guarantees (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loan commitments and financial guarantee contracts
Limit management and final repayment	£ 0	£ 0	£ 0
Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	34	16
Net transfers between stages	0	0
Business activity in the year	113	18
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5	0
Limit management and final repayment	(21)	0
Closing/Ending balance	131	34	16
Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	80,377	78,997
Net transfers between stages	0	0
Business activity in the year	4,720	13,501
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,994	(366)
Limit management and final repayment	(12,606)	(11,755)
Closing/Ending balance	74,485	80,377	78,997
Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	195,690	186,442
Net transfers between stages	0	0
Business activity in the year	48,383	56,459
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	12,457	2,135
Limit management and final repayment	(54,669)	(49,346)
Closing/Ending balance	201,861	195,690	186,442
ECL | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayment	0	0
Closing/Ending balance	0	0	0
ECL | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	51	73
Net transfers between stages	0	0
Business activity in the year	4	8
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	40	(27)
Limit management and final repayment	5	3
Closing/Ending balance	90	51	73
ECL | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	201	144
Net transfers between stages	0	0
Business activity in the year	136	44
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	365	76
Limit management and final repayment	23	63
Closing/Ending balance	679	201	144
Stage 1 [member] | Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	34	15
Net transfers between stages	(4)	0
Business activity in the year	113	18
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1	1
Limit management and final repayment	(19)	0
Closing/Ending balance	125	34	15
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	78,257	74,624
Net transfers between stages	(4,124)	251
Business activity in the year	4,591	13,322
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,471	1,169
Limit management and final repayment	(11,984)	(11,109)
Closing/Ending balance	68,211	78,257	74,624
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	183,001	173,951
Net transfers between stages	(28,048)	(881)
Business activity in the year	42,904	53,666
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	12,755	686
Limit management and final repayment	(50,208)	(44,421)
Closing/Ending balance	160,404	183,001	173,951
Stage 1 [member] | ECL | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayment	0	0
Closing/Ending balance	0	0	0
Stage 1 [member] | ECL | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	22	32
Net transfers between stages	6	4
Business activity in the year	2	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5	(15)
Limit management and final repayment	1	1
Closing/Ending balance	34	22	32
Stage 1 [member] | ECL | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	63	59
Net transfers between stages	67	7
Business activity in the year	32	22
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	50	(1)
Limit management and final repayment	7	24
Closing/Ending balance	205	63	59
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	1
Net transfers between stages	4	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	(1)
Limit management and final repayment	(2)	0
Closing/Ending balance	2	0	1
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	2,053	4,304
Net transfers between stages	3,603	(981)
Business activity in the year	128	173
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,076	(810)
Limit management and final repayment	(616)	(633)
Closing/Ending balance	6,244	2,053	4,304
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	12,053	12,139
Net transfers between stages	27,052	585
Business activity in the year	4,705	2,777
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(219)	1,211
Limit management and final repayment	(4,165)	(4,659)
Closing/Ending balance	39,426	12,053	12,139
Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4	0
Limit management and final repayment	0	0
Closing/Ending balance	4	0	0
Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	15	21
Net transfers between stages	(2)	(3)
Business activity in the year	1	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	20	(2)
Limit management and final repayment	1	1
Closing/Ending balance	33	15	21
Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	97	83
Net transfers between stages	(72)	(8)
Business activity in the year	102	22
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	334	36
Limit management and final repayment	15	36
Closing/Ending balance	446	97	83
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayment	0	0
Closing/Ending balance	0	0	0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	67	69
Net transfers between stages	521	730
Business activity in the year	1	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(553)	(725)
Limit management and final repayment	(6)	(13)
Closing/Ending balance	30	67	69
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	636	352
Net transfers between stages	996	296
Business activity in the year	774	16
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(79)	238
Limit management and final repayment	(296)	(266)
Closing/Ending balance	2,031	636	352
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayment	0	0
Closing/Ending balance	0	0	0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	14	20
Net transfers between stages	(4)	(1)
Business activity in the year	1	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	15	(10)
Limit management and final repayment	3	1
Closing/Ending balance	23	14	20
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	41	2
Net transfers between stages	5	1
Business activity in the year	2	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(19)	41
Limit management and final repayment	1	3
Closing/Ending balance	£ 28	£ 41	£ 2